Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Provisions [Abstract]
Schedule of provisions [text block]
Movements in provisions for the years ended December 31, 2017 and 2016 were as follows:

	Warranties	Litigation and claims	Others	Total
	(in thousands)
Balance at January 1, 2017	$1,528,898	1,027,328	265,445	2,821,671
Additions	436,464	90,945	4,346	531,755
Usage	(297,829)	(1,025,032)	-	(1,322,861)
Reversals	(120,704)	-	-	(120,704)
Effect of change in exchange rate	131	(3,721)	(20,308)	(23,898)
Balance at December 31, 2017	1,546,960	89,520	249,483	1,885,963
Less: current	(725,366)	(89,520)	(4,346)	(819,232)
Noncurrent	$821,594	-	245,137	1,066,731

Balance at January 1, 2016	$1,819,519	4,018,880	297,937	6,136,336
Additions	309,475	597,325	-	906,800
Usage	(265,917)	(3,405,923)	-	(3,671,840)
Reversals	(334,174)	-	(25,839)	(360,013)
Effect of change in exchange rate	(5)	(182,954)	(6,653)	(189,612)
Balance at December 31, 2016	1,528,898	1,027,328	265,445	2,821,671
Less: current	(756,079)	(1,027,328)	-	(1,783,407)
Noncurrent	$772,819	-	265,445	1,038,264